LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–93.30%
Argentina–0.17%
†MercadoLibre	1,342	$ 1,975,612
		1,975,612
Australia–0.10%
†Afterpay	2,198	169,453
†Atlassian Class A	4,344	915,542
		1,084,995
Belgium–0.67%
Anheuser-Busch InBev	119,462	7,530,004
		7,530,004
Canada–1.37%
†Barrick Gold (New York Shares)	194,000	3,841,200
Canadian Natural Resources	64,720	2,000,773
Inter Pipeline	24,846	355,282
†Lightspeed POS	613	38,550
†Nuvei	1,194	72,237
†Shopify Class A	2,073	2,288,647
Wheaton Precious Metals	179,800	6,867,510
		15,464,199
China–1.24%
†Alibaba Group Holding	117,700	3,330,804
†Alibaba Group Holding ADR	3,751	850,464
†Bilibili ADR	256	27,407
China Pacific Insurance Group Class H	336,783	1,327,793
Guotai Junan Securities Class H	407,000	587,404
†JD Health International	2,250	32,271
†JD.com ADR	1,130	95,293
†Kuaishou Technology	800	27,785
†Meituan Dianping Class B	2,775	106,444
†Pinduoduo ADR	629	84,211
Tencent Holdings	22,268	1,747,274
†Tuya ADR	200	4,228
†Wuxi Biologics Cayman	66,734	835,666
Yum China Holdings	84,000	4,973,640
		14,030,684
France–1.44%
†Accor	35,242	1,329,118
Capgemini	3,923	667,533
†Eiffage	38,528	3,856,717
Total	92,348	4,307,493
Veolia Environnement	237,872	6,097,902
		16,258,763
Germany–4.71%
†Adidas	15,691	4,898,302
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
†Auto1 Group SE	400	$ 22,680
BASF	25,702	2,135,170
†Continental	29,879	3,948,907
Covestro	23,430	1,575,494
†Delivery Hero	3,137	406,503
Deutsche Telekom	697,236	14,039,028
E.ON	840,003	9,775,850
†Evotec	2,335	84,174
Fresenius Medical Care & Co.	137,487	10,112,409
Infineon Technologies	142,638	6,047,704
†Zalando	2,034	199,504
		53,245,725
Hong Kong–1.40%
AIA Group	740,400	8,981,068
CK Hutchison Holdings	856,000	6,821,265
		15,802,333
Ireland–3.75%
Accenture Class A	45,900	12,679,875
CRH	184,682	8,656,566
Medtronic	178,671	21,106,405
		42,442,846
Israel–0.32%
†Check Point Software Technologies	19,383	2,170,314
†Fiverr International	4,454	967,320
†Wix.com	1,845	515,161
		3,652,795
Japan–7.21%
†Appier Group	2,800	40,714
Hitachi	218,000	9,852,084
Honda Motor	281,500	8,438,009
Isuzu Motors	477,900	5,131,841
Keyence	671	304,639
Kirin Holdings	245,800	4,707,328
Komatsu	239,900	7,407,705
Kyocera	91,400	5,798,916
Matsumotokiyoshi Holdings	120,700	5,374,134
Mitsubishi Electric	349,800	5,327,954
Nintendo	560	312,609
†Plaid	2,200	72,323
†Renesas Electronics	175,532	1,902,356
Sony	92,300	9,665,554
Sumitomo Metal Mining	163,400	7,052,505
Sumitomo Mitsui Financial Group	184,300	6,669,588
Takeda Pharmaceutical	98,221	3,534,980
		81,593,239
LVIP Franklin Templeton Global Equity Managed Volatility Fund–1

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands–2.17%
†Adyen	871	$ 1,944,276
†Argenx	1,338	367,791
ASML Holding	1,790	1,105,074
Heineken	14,655	1,505,830
ING Groep	224,286	2,743,827
†Just Eat Takeaway.com	40,873	3,768,395
NN Group	56,619	2,768,095
NXP Semiconductors	51,100	10,288,474
†QIAGEN	198	9,641
		24,501,403
New Zealand–0.01%
†Xero	847	81,402
		81,402
Norway–0.69%
†Adevinta	4,529	66,666
Yara International	149,839	7,792,262
		7,858,928
Republic of Korea–1.46%
†Coupang	5,600	276,360
Samsung Electronics	225,936	16,250,223
		16,526,583
Russia–0.00%
†Ozon Holdings ADR	452	25,344
		25,344
Sweden–0.03%
†Olink Holding ADR	400	14,400
†Spotify Technology	1,230	329,578
		343,978
Switzerland–1.32%
Cie Financiere Richemont Class A	15,416	1,480,027
Credit Suisse Group	177,643	1,861,102
†CRISPR Therapeutics	2,242	273,188
†LafargeHolcim	25,840	1,518,440
†Lonza Group	1,110	620,562
Novartis ADR	33,357	2,851,356
Roche Holding	19,594	6,332,315
		14,936,990
Taiwan–1.26%
Catcher Technology	89,000	659,710
Taiwan Semiconductor Manufacturing ADR	115,266	13,633,662
		14,293,372
Thailand–0.22%
†Sea ADR	11,177	2,495,042
		2,495,042
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom–5.56%
BAE Systems	1,685,971	$ 11,737,605
BP	709,520	2,882,100
BP ADR	179,419	4,368,853
British American Tobacco	68,248	2,609,963
†Burberry Group	329,973	8,636,286
†Farfetch Class A	1,608	85,256
GlaxoSmithKline	205,501	3,648,949
†Informa	474,658	3,663,125
†International Consolidated Airlines Group	1,308,338	3,576,685
Linde	39,750	11,135,565
nVent Electric	65,900	1,839,269
Pentair	58,150	3,623,908
†Standard Chartered	620,405	4,272,173
†THG Holdings	10,418	89,549
†Trustpilot Group	8,353	30,516
Vodafone Group	396,479	720,837
		62,920,639
United States–58.19%
†10X Genomics Class A	2,532	458,292
Abbott Laboratories	65,315	7,827,350
AbbVie	101,270	10,959,439
†Accolade	208	9,437
Activision Blizzard	1,360	126,480
†ACV Auctions Class A	600	20,766
†Adobe	2,687	1,277,319
Aflac	12,000	614,160
Air Products & Chemicals	33,725	9,488,192
†Airbnb Class A	414	77,807
Albemarle	83,070	12,137,358
†Alleghany	1,680	1,052,167
†Alphabet Class A	892	1,839,768
†Alphabet Class C	280	579,216
Altria Group	31,927	1,633,385
†Amazon.com	2,180	6,745,094
American Electric Power	56,300	4,768,610
American Express	94,900	13,422,656
Amphenol Class A	4,434	292,511
Analog Devices	70,262	10,896,231
†ANSYS	1,795	609,510
Anthem	6,833	2,452,705
Apple	7,131	871,052
†Applied Molecular Transport	2,769	121,864
†Aspen Technology	1,306	188,495
†Autodesk	2,232	618,599
†Avalara	3,347	446,590
Becton Dickinson & Co.	32,110	7,807,547
Bentley Systems Class B	645	30,270
†Berkeley Lights	423	21,247
†Berkshire Hathaway Class B	54,900	14,025,303
†Bill.Com Holdings	866	126,003

LVIP Franklin Templeton Global Equity Managed Volatility Fund–2

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Bio-Rad Laboratories Class A	133	$ 75,966
†Booking Holdings	3,154	7,348,315
†Bumble Class A	1,100	68,618
†Cadence Design Systems	4,483	614,126
Capital One Financial	17,669	2,248,027
Carlisle	15,130	2,490,095
†Carvana	1,449	380,218
†Catalent	4,875	513,386
†Cerence	6,244	559,338
†Certara	2,356	64,319
†Charter Communications Class A	5,493	3,389,291
†Chegg	4,712	403,630
Chevron	25,900	2,714,061
†Chewy Class A	8,973	760,103
†Ciena	111,800	6,117,696
Cintas	16,000	5,460,960
Cisco Systems	24,018	1,241,971
Citigroup	22,808	1,659,282
Cognizant Technology Solutions Class A	30,998	2,421,564
Colgate-Palmolive	48,200	3,799,606
Comcast Class A	224,910	12,169,880
†CoStar Group	889	730,660
†Coupa Software	1,457	370,777
†Crowdstrike Holdings Class A	2,405	438,937
Crown Castle International	2,216	381,440
†Crown Holdings	95,900	9,306,136
†CryoPort	914	47,537
CVS Health	71,224	5,358,182
Danaher	5,567	1,253,020
†Datadog Class A	3,727	310,608
†DexCom	425	152,741
†DocuSign	5,374	1,087,966
†Dollar Tree	91,600	10,484,536
Donaldson	36,207	2,105,799
†Doordash Class A	132	17,309
Dover	36,700	5,032,671
Ecolab	24,200	5,180,494
†Edwards Lifesciences	4,942	413,349
†Elanco Animal Health	16,986	500,238
Eli Lilly & Co	11,921	2,227,081
Entegris	2,495	278,941
EOG Resources	30,700	2,226,671
†EPAM Systems	9,906	3,929,611
Equinix	896	608,913
Erie Indemnity Class A	12,500	2,761,375
Everest Re Group	4,020	996,196
†Exact Sciences	236	31,100
Exxon Mobil	26,500	1,479,495
†F5 Networks	47,800	9,972,036
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Facebook Class A	8,933	$ 2,631,036
†Five9	235	36,738
†Freeport-McMoRan	160,400	5,281,972
General Dynamics	64,800	11,765,088
General Electric	140,296	1,842,086
†General Motors	29,314	1,684,382
†Guardant Health	2,679	408,949
H&R Block	162,600	3,544,680
Hartford Financial Services Group	55,228	3,688,678
HCA Healthcare	64,000	12,053,760
Honeywell International	40,850	8,867,310
†HubSpot	2,671	1,213,195
†Hyatt Hotels Class A	38,000	3,142,600
†IDEXX Laboratories	2,581	1,262,909
†Illumina	1,553	596,445
†Inari Medical	2,707	289,649
†Inspire Medical Systems	3,274	677,685
Intel	3,406	217,984
International Paper	21,665	1,171,427
Intuit	2,238	857,288
†Intuitive Surgical	910	672,435
†Invitae	4,151	158,610
†Iovance Biotherapeutics	9,012	285,320
Johnson & Johnson	37,800	6,212,430
Johnson Controls International	123,748	7,384,043
JPMorgan Chase & Co.	100,826	15,348,742
†Keysight Technologies	916	131,354
Kinder Morgan	116,607	1,941,507
KLA	1,352	446,701
Kraft Heinz	56,160	2,246,400
Lam Research	1,952	1,161,908
†Liberty Broadband Class A	3,346	485,672
Lowe's	38,000	7,226,840
Marathon Petroleum	243,300	13,014,117
†Maravai LifeSciences Holdings Class A	1,967	70,104
MarketAxess Holdings	37	18,423
Mastercard Class A	4,474	1,592,968
†Match Group	4,499	618,073
McCormick & Co Non-Voting Shares	49,900	4,449,084
McDonald's	25,000	5,603,500
Merck & Co.	39,606	3,053,227
Microsoft	127,281	30,009,041
†MongoDB	1,247	333,485
Monolithic Power Systems	1,999	706,067
Moody's	1,294	386,401
MSCI	2,179	913,611
Nasdaq	22,650	3,339,969
†Natera	4,002	406,363
†Netflix	810	422,545
NextEra Energy	8,928	675,046

LVIP Franklin Templeton Global Equity Managed Volatility Fund–3

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
NIKE Class B	57,131	$ 7,592,139
Norfolk Southern	17,600	4,725,952
NVIDIA	3,117	1,664,260
†Okta	1,659	365,693
Oracle	30,960	2,172,463
†Outset Medical	424	23,061
†PayPal Holdings	8,920	2,166,133
PepsiCo	35,700	5,049,765
Pfizer	65,625	2,377,594
Pinnacle West Capital	46,600	3,790,910
†Pinterest Class A	8,927	660,866
Procter & Gamble	39,100	5,295,313
†Q2 Holdings	4,507	451,601
Raytheon Technologies	98,864	7,639,221
†Repligen	3,228	627,555
ResMed	2,023	392,502
†RingCentral Class A	2,000	595,760
†ROBLOX Class A	4,100	265,803
Roper Technologies	35,710	14,403,271
Ross Stores	51,700	6,199,347
†Salesforce.com	4,474	947,906
SBA Communications	1,719	477,108
†Seer	163	8,153
†ServiceNow	4,474	2,237,492
Sherwin-Williams	450	332,105
†Skechers USA Class A	106,800	4,454,628
†Snap Class A	4,513	235,985
†Snowflake Class A	896	205,435
Southern	64,300	3,996,888
†Southwest Airlines	164,500	10,044,370
†Square Class A	4,671	1,060,551
STERIS	2,245	427,628
Stryker	50,750	12,361,685
†Synopsys	3,701	917,034
Target	42,215	8,361,525
†Teladoc Health	3,629	659,571
Teradyne	2,349	285,826
†Tesla	2,681	1,790,720
Texas Instruments	63,450	11,991,416
Thermo Fisher Scientific	2,179	994,452
TJX	147,700	9,770,355
†T-Mobile	95,500	11,965,195
Tradeweb Markets Class A	8,869	656,306
†Twilio Class A	3,935	1,340,891
†Tyler Technologies	948	402,454
†Uber Technologies	1,748	95,283
United Parcel Service Class B	35,925	6,106,891
UnitedHealth Group	44,382	16,513,211
†Veeva Systems Class A	4,483	1,171,139
Visa Class A	54,946	11,633,717
Voya Financial	34,677	2,206,844
Walmart	34,100	4,631,803
†Walt Disney	89,225	16,463,797
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Wells Fargo & Co.	68,767	$ 2,686,727
West Pharmaceutical Services	31,600	8,904,248
†Western Digital	35,808	2,390,184
Westinghouse Air Brake Technologies	109,200	8,644,272
Williams	133,630	3,165,695
†Workday Class A	2,227	553,254
WW Grainger	7,500	3,006,975
Wyndham Hotels & Resorts	44,100	3,077,298
†Zendesk	2,216	293,886
Zimmer Biomet Holdings	57,800	9,252,624
Zoetis	2,216	348,976
†ZoomInfo Technologies Class A	6,358	310,906
		658,120,159
Uruguay–0.01%
†Globant	449	93,217
		93,217
Total Common Stock (Cost $679,224,554)		1,055,278,252
PREFERRED STOCK–0.13%
Germany–0.13%
Volkswagen 2.67%	5,068	1,418,058
Total Preferred Stock (Cost $556,436)		1,418,058
WARRANT–0.00%
Switzerland–0.00%
†Cie Financiere Richemont exp 11/23/22 exercise price CHF 67.0000	25,694	9,787
Total Warrant (Cost $0)		9,787

	Principal Amount°
CORPORATE BONDS–0.27%
United States–0.27%
American Airlines
5.50% 4/20/26	524,000	545,322
5.75% 4/20/29	42,000	44,673
11.75% 7/15/25	704,000	870,841
‡Frontier Communications
10.50% 9/15/22	930,000	635,887
11.00% 9/15/25	476,000	325,465
Macy's 8.38% 6/15/25	150,000	165,866
Mileage Plus Holdings 6.50% 6/20/27	461,000	505,371
Total Corporate Bonds (Cost $3,155,500)		3,093,425

LVIP Franklin Templeton Global Equity Managed Volatility Fund–4

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–5.67%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.04%)	64,087,458	$ 64,087,458
Total Money Market Fund (Cost $64,087,458)		64,087,458

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENT–0.04%
U.S. TREASURY OBLIGATIONS–0.04%
≠U.S. Treasury Bills 0.08% 4/1/21	500,000	$ 500,000
		500,000
Total Short-Term Investment (Cost $500,000)		500,000

TOTAL INVESTMENTS–99.41% (Cost $747,523,948)	1,124,386,980
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.59%	6,637,565
NET ASSETS APPLICABLE TO 27,186,345 SHARES OUTSTANDING–100.00%	$1,131,024,545

Δ Securities have been classified by country of origin.
† Non-income producing.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
≠ The rate shown is the effective yield at the time of purchase.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2021:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	CHF	75,985	USD	(80,630)	5/17/21	$—	$(130)
HSBC	CAD	(199,651)	USD	159,938	5/17/21	1,057	—
HSBC	CAD	(60,721)	USD	48,214	5/17/21	—	(108)
HSBC	CHF	(1,042,098)	USD	1,173,984	5/17/21	69,973	—
HSBC	CHF	9,521	USD	(10,238)	5/17/21	—	(151)
HSBC	EUR	(8,886,858)	USD	10,816,476	8/23/21	361,916	—
HSBC	GBP	(2,332,147)	USD	3,184,126	5/19/21	—	(31,458)
HSBC	GBP	50,555	USD	(69,318)	5/19/21	388	—
HSBC	GBP	(32,002)	USD	44,580	5/19/21	456	—
HSBC	GBP	38,328	USD	(53,428)	5/19/21	—	(581)
HSBC	KRW	(1,315,960,040)	USD	1,175,107	5/14/21	8,180	—
HSBC	KRW	545,360,625	USD	(497,620)	5/14/21	—	(14,022)
HSBC	KRW	(1,543,248,385)	USD	1,402,400	6/18/21	33,849	—
HSBC	KRW	476,719,800	USD	(434,033)	6/18/21	—	(11,278)
HSBC	TWD	(17,177,000)	USD	606,104	5/28/21	—	(946)
UBS	CAD	(169,377)	USD	134,641	5/17/21	—	(147)
UBS	CHF	(1,111,590)	USD	1,250,131	5/17/21	72,501	—
UBS	CHF	295,736	USD	(314,297)	5/17/21	—	(992)
UBS	EUR	(22,702)	USD	27,854	8/23/21	1,146	—
UBS	GBP	(177,414)	USD	243,185	5/19/21	—	(1,435)
UBS	GBP	42,682	USD	(58,533)	5/19/21	317	—
UBS	GBP	32,928	USD	(46,127)	5/19/21	—	(725)
UBS	GBP	(166,997)	USD	232,233	5/19/21	1,977	—
Total Foreign Currency Exchange Contracts						$551,760	$(61,973)
LVIP Franklin Templeton Global Equity Managed Volatility Fund–5

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
52	British Pound	$4,478,825	$4,523,681	6/14/21	$—	$(44,856)
50	Euro	7,338,750	7,462,370	6/14/21	—	(123,620)
47	Japanese Yen	5,308,356	5,419,505	6/14/21	—	(111,149)
					—	(279,625)
Equity Contracts:
18	E-mini MSCI Emerging Markets Index	1,190,250	1,199,218	6/18/21	—	(8,968)
158	E-mini S&P 500 Index	31,342,460	30,708,999	6/18/21	633,461	—
12	E-mini S&P MidCap 400 Index	3,126,360	3,100,470	6/18/21	25,890	—
163	Euro STOXX 50 Index	7,389,863	7,207,914	6/18/21	181,949	—
48	FTSE 100 Index	4,420,010	4,440,347	6/18/21	—	(20,337)
20	Nikkei 225 Index (OSE)	5,270,716	5,190,058	6/10/21	80,658	—
					921,958	(29,305)
Total Futures Contracts					$921,958	$(308,930)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2021.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
CAD–Canadian Dollar
CHF–Swiss Franc
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
HSBC–Hong Kong and Shanghai Banking Corporation
KRW–South Korean Won
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
TWD–Taiwan New Dollar
USD–United States Dollar
See accompanying notes.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–6

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Franklin Templeton Global Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Franklin Templeton Global Equity Managed Volatility Fund–7

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Argentina	$1,975,612	$—	$—	$1,975,612
Australia	1,084,995	—	—	1,084,995
Belgium	7,530,004	—	—	7,530,004
Canada	15,464,199	—	—	15,464,199
China	14,030,684	—	—	14,030,684
France	16,258,763	—	—	16,258,763
Germany	53,245,725	—	—	53,245,725
Hong Kong	15,802,333	—	—	15,802,333
Ireland	42,442,846	—	—	42,442,846
Israel	3,652,795	—	—	3,652,795
Japan	81,593,239	—	—	81,593,239
Netherlands	24,501,403	—	—	24,501,403
New Zealand	81,402	—	—	81,402
Norway	7,858,928	—	—	7,858,928
Republic of Korea	16,526,583	—	—	16,526,583
Russia	25,344	—	—	25,344
Sweden	343,978	—	—	343,978
Switzerland	14,936,990	—	—	14,936,990
Taiwan	14,293,372	—	—	14,293,372
Thailand	2,495,042	—	—	2,495,042
United Kingdom	62,920,639	—	—	62,920,639
United States	658,120,159	—	—	658,120,159
Uruguay	93,217	—	—	93,217
Preferred Stock	1,418,058	—	—	1,418,058
Warrant	9,787	—	—	9,787
Corporate Bonds	—	3,093,425	—	3,093,425
Money Market Fund	64,087,458	—	—	64,087,458
Short-Term Investment	—	500,000	—	500,000
Total Investments	$1,120,793,555	$3,593,425	$—	$1,124,386,980
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$551,760	$—	$551,760
Futures Contracts	$921,958	$—	$—	$921,958
Liabilities:
Foreign Currency Exchange Contracts	$—	$(61,973)	$—	$(61,973)
Futures Contracts	$(308,930)	$—	$—	$(308,930)
There were no Level 3 investments at the beginning or end of the period.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–8